Note 5 - Acquisition-related Items	12 Months Ended
Dec. 31, 2014
Business Combination Disclosure Acquisition Related Items [Abstract]
Business Combination Disclosure Acquisition Related Items [Text Block]
5.	Acquisition-related items

Acquisition-related expense (income) is comprised of the following:

	2014	2013	2012

Transaction costs	$9,454	$3,336	$5,032
Contingent consideration fair value adjustments	2,145	1,801	3,645
Contingent consideration compensation expense	226	6,181	5,096
Reclassification from accumulated other comprehensive loss	-	-	2,553
Gain on revaluation of previously held equity investment (note 3)	-	(820)	-
	$11,825	$10,498	$16,326

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as acquisitions made in the preceding four years.

On March 28, 2012, CI UK entered into an administration process, and as a result the Company’s 29.5% equity investment, held since October 2009, ceased.  As such, the company released $2,553 of accumulated other comprehensive loss related to this investment into earnings.